Taxation - Summary of Income Tax Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Taxation
Statutory income tax rate of the PRC	25.00%	25.00%	25.00%
Tax rate difference from preferential tax treatments and statutory rate in other jurisdictions	(0.10%)	(16.50%)	(16.30%)
Effect of withholding taxes		(0.30%)
Permanent differences	(33.40%)	26.60%	16.90%
Change in valuation allowances	8.70%	(35.20%)	(26.80%)
Effective income tax rate	0.20%	(0.40%)	(1.20%)